IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	6 Months Ended
Sep. 30, 2022
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 10. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

Project #	Description	Value as of September 30, 2022	Value as of March 31, 2022
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	27,536	–
PORT 8	Adenosine Receptors	500	–
PORT 9	Adenosine Receptors	562	–
		28,598	–

In-process research and development		$145,986	$117,388

Deferred tax liability		$25,602	$30,198

Additionally, at the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. As indicated above, the Company identified an external indicator of potential impairment as of September 30, 2022. Pursuant to IAS 36, the Company completed its review of underlying fundamentals, execution, advancement of assets and value creation activities and concluded that no provision for impairment was required during the three and six months ended September 30, 2022.

Deferred tax liability represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the U.K and the effect of usable net operating loss carryforwards.

As of September 30, 2022 and March 31, 2022, iOx had a net deferred tax liability of approximately $23.3 million and approximately $28.4 million, respectively. On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx. As the iOx IPR&D is in the U.K., the deferred tax was recorded at 17%, the prevailing tax rate applicable in the U.K. at the time. In fiscal 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in Great British Pounds. For the six months ended September 30, 2022, the Company recognized the reduction in deferred tax liability of $4.3 million to reflect the effect of the change in exchange rates on the liability in the period and recognized $0.6 million of current period losses, as well as the rate change effect of $0.2 million.